PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2020
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve

	As of December 31,
	2019	2020
	RMB	RMB

General and statutory surplus reserve	17,348	1,438
Education development reserve	2,837	2,772
Total	20,185	4,210